S000057734 [Member] Annual Fund Operating Expenses - Morningstar Global Opportunistic Equity Fund - Institutional	Apr. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%	[1]
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.07%	[2]
Expenses (as a percentage of Assets)	0.79%	[2]

[1]
Represents fees assessed by financial intermediaries for providing certain account maintenance, record keeping, and transactional services with respect to Fund shares held by these intermediaries for their customers.

[2]
Acquired Fund Fees and Expenses (AFFE) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed‑end mutual funds, exchange traded funds (ETFs), and business development companies (BDCs). AFFE are not reflected in the Fund’s financial statements, and therefore, the amount listed in Total Annual Fund Operating Expenses will differ from those presented in the Financial Highlights.